Note 4 - Deposits, Prepayments and Other Current Assets - Schedule of Deposits, Prepayments and Other Current Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Jun. 30, 2025
Deposits, Prepayments and Other Current Assets	$ 74	$ 143